SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Sep. 30, 2018
Basis of presentation and use of estimates

Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s financial statements include, but are not limited to, revenue recognition, consolidation of VIEs, income tax, impairment of goodwill and long-term assets, impairment of long-term investments, change in fair value of contingent consideration, share-based compensation expenses and purchase price allocation for business acquisition. Actual results could materially differ from those estimates.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs and VIEs’ subsidiaries. All profits, transactions and balances among the Company, its subsidiaries, its VIEs and VIEs’ subsidiaries have been eliminated upon consolidation.

Foreign currency translation and transactions

Foreign currency translation and transactions

The Company, CDEL Hong Kong, Pencil, China Healthcare Investment and China Healthcare Education’s functional currencies are the United States dollars (“US$”). The Company’s PRC subsidiaries, VIEs and VIEs’ subsidiaries determine their functional currencies to be the Chinese Renminbi (“RMB”). The Company uses the US$ as its reporting currency and uses the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position of its PRC subsidiaries and its variable interest entities, respectively. Translation differences are recorded in accumulated other comprehensive loss, a component of the consolidated statements of changes in equity.

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the balance sheet date exchange rate. Exchange gains and losses are included in the consolidated statements of comprehensive income.

Business Combinations

Business Combinations

Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed, and any noncontrolling interests of the acquiree at the acquisition date, if any, are measured at their fair values as of the acquisition date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree and fair value of previously held equity interest in the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as of the date of acquisition. Acquisition-related expenses and restructuring costs are expensed as incurred.

Where the consideration in an acquisition includes contingent consideration and the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and is recorded as a liability. It is subsequently carried at fair value with changes in fair value reflected in earnings.

In a business combination achieved in stages, the previously held equity interest is remeasured in the acquiree immediately before obtaining control at its acquisition-date fair value and the remeasurement gain or loss, if any, is recognized in the consolidated statements of operations.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have an original maturity of three months or less when purchased.

Restricted cash

Restricted cash

Restricted cash represents deposits not readily available to the Company. Restricted cash as of September 30, 2017 and 2018 represented cash pledged as security for bank borrowings. Refer to Note 15.

Short-term investments

Short-term investments

Short-term investments consist mostly of held-to-maturity investments with a maturity of less than one year. The Group’s short-term held-to-maturity investments are classified as short-term investments on the consolidated balance sheets based on their contractual maturity dates which are less than one year and are stated at their amortized costs. In addition, short-term investments also comprise of financial products with early redemption option and no specified maturity dates, and are classified as available-for-sale investments.

The Group reviews its short-term investments for other-than-temporary impairment (“OTTI”) based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its short-term investments. If the carrying amount of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the carrying amount, and the Group’s intent and ability to hold the investments. OTTI is recognized as a loss in the consolidation statement of operation.

Inventories

Inventories

Inventories, consisting of paper and professional examination reference books, are stated at the lower of cost or net realizable value. Cost is determined using the weighted average cost method.

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financial instruments

Financial instruments

The Group’s financial instruments consist primarily of cash and cash equivalents, restricted cash, accounts receivable, short-term and long-term investments, bank borrowings, long-term bank borrowing, amount due to a related party, refundable fees and accounts payable. Available-for-sale investments and cash and cash equivalents are carried at fair value. The carrying amounts of restricted cash, accounts receivable, short-term held-to-maturity investments, bank borrowings and accounts payable approximate their fair values due to the short-term maturities of these instruments. The carrying amount of newly acquired cost method investments approximate their fair values as investments were purchased fairly recently to the period end, and no adverse changes occurred by the year-end. Long-term bank borrowing is carried at amortized cost. The fair value is based on the contractual cash flows discounted using rates currently offered for borrowing with similar terms. Refer to Note 15 for further details.

Allowance for doubtful accounts

Allowance for doubtful accounts

An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable based on an assessment of specific evidence indicating doubtful collection, historical experience, account balance aging and prevailing economic conditions. Allowance is reversed when the underlying balance of doubtful accounts are subsequently collected. Accounts receivable balances are written off after all collection efforts have been exhausted.

Property, plant and equipment, net

Property, plant and equipment, net

Property, plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life	Estimated residual value
Buildings	35~50 years	5-10%
Electronic and office equipment	5 years	5-10%
Motor vehicles	5 years	5-10%
Leasehold improvement and building improvement	Shorter of lease term or 5 years	—

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterment that extends the useful lives of property, plant and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of operations.

Construction in progress

The Group constructs certain of its property and equipment. Construction in progress represents the costs incurred in connection with the construction of property and equipment. Costs classified as construction in progress include all costs of obtaining the asset and bringing it to the location and in the condition necessary for its intended use. Depreciation is recorded at the time the assets are ready for intended use.

Goodwill

Goodwill

Goodwill is not amortized, but tested for impairment annually or more frequently if event and circumstances indicate that it might be impaired.

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. The guidance permits the Company to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. Absent from any impairment indicators, the Group performs its annual impairment test on the last day of each fiscal year.

For the years ended September 30, 2017 and 2018, the Group performed its annual impairment test using a two-step approach. The first step compares the fair value of a reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit is greater than its carrying amount, goodwill is not considered impaired and the second step is not required. If the fair value of the reporting unit is less than its carrying amount, the second step of the impairment test measures the amount of the impairment loss, if any, by comparing the implied fair value of goodwill to its carrying amount. If the carrying amount of goodwill exceeds its implied fair value, an impairment loss is recognized equal to that excess. The implied fair value of goodwill is calculated in the same manner that goodwill is calculated in a business combination, whereby the fair value of the reporting unit is allocated to all of the assets and liabilities of that unit, with the excess purchase price over the amounts assigned to assets and liabilities representing the implied fair value of goodwill. The Group did not record any impairment loss related to goodwill for the years ended September 30, 2016, 2017 and 2018.

Other intangible assets, net

Other intangible assets, net

Other intangible assets are amortized using the straight-line basis over the estimated useful lives as follows:

Category	Estimated useful life
Computer software	3~5 years
Trademarks and domain names	3~11 years
Courseware	1~5 years
Website	5 years
Business contracts	3~5 years
Copyrights	5~7 years
Others	3.5~8 years

Impairment of long-lived assets

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the fair value of the assets. The Group did not record any impairment loss related to long-lived assets for the years ended September 30, 2016, 2017 and 2018.

If the intent is to hold the asset for sale and certain other criteria are met (i.e., the asset can be disposed of currently, appropriate levels of authority have approved sale, and there is an actively pursuing buyer), the impairment test is a comparison of the asset’s carrying value to its fair value less costs to sell. To the extent that the carrying value is greater than the asset’s fair value less costs to sell, an impairment loss is recognized for the difference. Assets held for sale are separately presented on the balance sheet and are no longer depreciated.

Long-term investments

Long-term investments

The Group’s long-term investments consist of cost method investments, equity method investments, and available-for-sale investments.

(a)	Cost method investments

For investee companies over which the Group does not have significant influence and a controlling interest, the Group carries the investment at cost and recognizes income for any dividend received from distribution of the investee’s earnings.

The Group reviews its cost method investments for impairment whenever an event or circumstance indicates that an OTTI has occurred. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its cost method investments. An impairment charge is recorded if the carrying amount of an investment exceeds its fair value and such excess is determined to be other-than temporary. The Group did not record any impairment loss on its cost method investments during the years ended September 30, 2016, 2017 and 2018.

(b)	Equity method investments

For an investee company over which the Group has the ability to exercise significant influence, but does not have a controlling interest, the Group accounted for those using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate.

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than temporary. The Group estimated the fair value of the investee company based on comparable quoted price for similar investment in active market, if applicable, or discounted cash flow approach which requires significant judgments, including the estimation of future cash flows, which is dependent on internal forecasts, the estimation of long term growth rate of a company’s business, and the determination of the weighted average cost of capital. The Group recorded nil, US$679, and US$343 impairment loss on its equity method investments during the years ended September 30, 2016, 2017 and 2018.

(c)	Available-for-sale securities investments

For investments in investees’ stocks which are determined to be debt securities, the Group accounts for them as long-term available-for-sale investments when they are not classified as either trading or held-to-maturity investments. Available-for-sale investments are carried at their fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive loss.

The Group reviews its investments for OTTI based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its investments. If the carrying amount of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, the Group’s intent and ability to hold the investment, and the financial condition and near term prospects of the investees. The Group recorded nil, nil, and US$2,492 impairment loss on its available-for-sale securities investments during the years ended September 30, 2016, 2017 and 2018.

Revenue recognition

Revenue recognition

Revenues are recognized when the following four criteria are met: (i) persuasive evidence of an arrangement exists, (ii) the service has been rendered, (iii) the fees are fixed or determinable, and (iv) collectability is reasonably assured.

Online education services

The online education service provided by the Group to its customers is an integrated service, including audio-video course content, mock examinations and online chat rooms during the subscription period. Audio-video course content, mock examinations and online chat rooms are not practical to be sold on standalone basis and have never been sold separately.

The Group earns revenues by providing online education services to customers pursuant to two types of revenue models - non-refundable course model and refundable course model.

The online courses using the non-refundable course model are mainly comprised of regular classes and premium classes. The revenues for the regular classes are recognized on a straight line basis over the subscription period from the month in which the customers enroll in the courses to the month in which subscribed courses terminate. For premium classes, if participants fail to pass the course examination and certain pre-agreed conditions are met, the participants can be offered by certain course fee discount to retake the same premium course. As such, the discount is proportionately applied as a deduction to revenue recognized for each of the premium classes that participants take.

For online courses using the refundable course model (i.e. elite classes), if the participants complete the courses and fail the professional exams and their scores are within a range provided for in the agreement, they are entitled to either a full refund or the right to retake the course. The participants must notify the Group within a pre-agreed period after the professional examinations scores are released in order to be eligible for the refund or the right to retake the course. The proceeds from the refundable course model are initially recorded as “refundable fees”. Revenues are recognized upon the expiration of the participants’ right to receive a refund or ratably over the retake course period when the participants decide to retake the course before the expiration of such right.

Most of the course participants pay course fees via online payment systems provided by third parties including internet debit or credit card payment systems and other third-party payment systems. Some participants may choose to enroll for online courses through the use of prepaid study cards which are purchased from distributors. The Group sells to its regional distributors prepaid study cards at a discount to the face value of the cards. Revenues are recorded using the after-discount-selling-price of the cards and recognized over the period the online course is available to the customers, which generally is from the enrollment date to the completion of the relevant professional examination date. Sales of prepaid study cards that are not activated for course enrollment are recognized as revenues upon expiration of the cards. Prepaid study cards that have been activated but have not been used to enroll online courses typically do not have an expiry date and will be deferred until they are used to enroll in online courses. Participants who enroll with the Company directly are eligible to a refund within a 7-day trial period. Revenues from direct enrollment with the Company are recognized over the period from the lapse of the 7-day trial period to the completion of the relevant professional examination date.

The Group may, at times, offer volume discounts to its regional distributors for purchases over a specified amount of prepaid cards during a specified period of time, generally, one year. The amount of future rebates relating to these volume discounts cannot be reasonably estimated and accordingly a deferred revenue balance is recognized for the maximum potential amount of volume discount. If the number of purchases specified in the volume discount provisions is not reached upon the expiry of the volume discount period, the deferred revenue relating to such volume discount for each study card is recognized as revenue over the remaining period the online course is available to the user who enrolls using the study card or recognized as revenue immediately if the related online course has been completed or the study card has expired.

The Group provides student enrollment services and online platform to government agencies which use the Group’s online platform to conduct continuing education services. The Group earns service fees as a percentage of total tuition fees based on the agreements entered into with the government agencies. Service fees are initially recorded as deferred revenue and are recognized as revenue when course participants complete the stipulated study hours and take the examinations, or on a straight line basis over the subscription period based on the terms of the agreements.

The Group also operates an Online Open Learning Platform, a proprietary education platform that allows other parties to share their educational content or deliver live courses online. After passing the Group’s quality control reviews, experts and scholars of various fields can either record their own lectures and post them on the Open Learning Platform website, or deliver real-time audio-video courses. The group offers coaching services to these lecturers and deploys a user evaluation system to ensure that these courses meet its quality and effectiveness standards. The Group pays the experts and scholars certain percentage of the service fee they received from the end users. Revenues from Open Learning Platform are recognized on gross basis, as the Group is the primary obligor in the arrangement and bears the risks and rewards, including the quality control and the services delivered.

For the years ended September 30, 2016, 2017 and 2018, the Group recognized revenues, net of business tax and related surcharges, in connection with expired study cards amounting to US$161, US$132 and US$93, respectively.

The online courses service is provided by Beijing Champion and its subsidiaries which are subject to approximately 6% value added tax and related surcharges on and after May 1, 2016, and subject to approximately 3% business tax and related surcharges before May 1, 2016. The Group records revenues net of these taxes in the consolidated statements of operations. Such business tax and related surcharges for the years ended September 30, 2016, 2017 and 2018 were US$3,216, US$390 and US$1,075, respectively.

Books and reference materials

The Group sells books and reference materials to distributors and end users. Revenues relating to such sales are deferred until cash is collected. Inventory costs of products delivered to distributors for which revenues have been deferred are presented as “deferred costs” on the consolidated balance sheets.

The Group also sells books and reference materials together with study cards which allow the customers to take a certain number of online courses for no additional charge or by paying at a discount. These sales are considered arrangements with two deliverables, consisting of the delivery of books and reference materials and the online courses service. Because neither vendor-specific objective evidence nor third-party evidence of fair value of the deliverables exist, the Group allocates revenue to each deliverables based on their relative selling price.

Other revenues

Other revenues include sales of software, sales of offline professional training, courseware production services, platform production services, and others.

Revenues from sales of software, which are self-developed learning simulation packaged software, are recognized when the software are delivered and accepted by the customers. The Company has no significant remaining obligation with respect to the software, except for warranty related obligations, which the related costs are estimated upon the acceptance of the customers.

Revenues from offline professional training are recognized when the training courses are provided. For offline training sponsored by government authorities, the tuition fees of the training participants are subsidized by the government. Qualified enrollments and the fees to be earned cannot be determined until the confirmation from government authorities regarding the number of students and fees is received by the Company, which is after the completion of services. Therefore, revenues from such services are recognized upon cash receipt or the receipt of confirmations from government authorities, whichever is earlier, when all the other revenue recognition criteria have been met.

Revenues from sales of courseware, which are designed and developed pursuant to the requests from customers, are recognized when the courseware or platforms are accepted by the customers. The Company has no significant remaining obligation with respect to the courseware or platforms upon the acceptance of the customers.

From time to time, the Group enters into arrangement to provide the development and maintenance of online platforms to its customers. After the development of online platforms, the Group provides support and maintenance services. The development of online platform and the support and maintenance services have never been sold separately and they do not have standalone value to the customers. Accordingly, revenues from such arrangement is accounted as a single unit of accounting and recognized ratably over the support and maintenance services period.

Revenues from other services, including accounting and consulting services, are recognized over the period when such services are provided.

Value added taxes

Value added taxes

On January 1, 2012, the PRC Ministry of Finance and the State Administration of Taxation officially launched a pilot value-added tax (“VAT”) reform program (“Pilot Program”), applicable to businesses in selected industries. Businesses in the Pilot Program are required to pay VAT instead of business tax. Starting from May 1, 2016, the Pilot Program became effective at a full scale in the PRC.

Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in the line item of accrued expenses and other current liabilities on the consolidated balance sheets.

Champion Technology was a VAT general taxpayer. Champion Education Technology was a VAT small-scale taxpayer but was treated as a general taxpayer since February 1, 2014. Champion Wangge was a VAT small-scale taxpayer but was treated as a general taxpayer since January 1, 2015. The applicable VAT rates are 6% and 3% for the entities that are general taxpayer and small-scale taxpayer, respectively.

Pursuant to a circular jointly released by the Ministry of Finance and State Administration of Taxation on December 25, 2013, the Group is subject to a VAT exemption for the proceeds received from customers for sales related to books and reference materials until December 31, 2017, which is further extended to December 31, 2020. As a result, the Group registered a tax exemption application at the state tax bureau in February 2014 and started to enjoy such tax exemption for the relevant sales since March 2014. Prior to the filing of tax exemption application in February 2014, the Group was subject to VAT generally at a rate of 13% on the proceeds received for the sales of books and reference materials.

Since May 2016, in accordance with Cai Shui [2016] No. 68, the non-academic educational programs and services in short-term training schools are subject to a simple VAT collection method at a rate of 3%. However, entities which are subject to the tax rate of 3% are not allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. The Group is mainly subject to 6% VAT rate on the revenues earned from provision of education services.

Since May 2018, in accordance with Cai Shui [2018] No.32, the VAT rate decreased to 16% of the gross sales for general VAT payer. Therefore, for general VAT payer, VAT on sales is calculated at 16% on revenue from product sales and paid after deducting input VAT on purchases since May 1, 2018. The revenue earned from the sales of software of the Group is subject to 16% VAT rate.

Cost of sales

Cost of sales

Cost of services and others are mainly composed of salaries and related expenses for tutors, course and content development, website maintenance and information technology technicians and other employees, fees paid to the course lecturers, depreciation and amortization expenses, server management and bandwidth leasing fees paid to third-party providers, rental and related expenses, and other miscellaneous expenses.

Cost of books and reference materials, including direct materials used for production of books, authorship fee and printing cost, are initially deferred and recorded as “deferred cost”. The deferred costs are recognized as cost of sales when the related revenue is recognized upon cash receipt.

Operating leases

Operating leases

Leases where substantially all the rewards and risk of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the shorter of the lease term or estimated economic life.

Advertising expenditure

Advertising expenditure

Advertising expenditure is expensed when incurred and is included in “selling expenses” in the consolidated statements of operations. Advertising expenses were US$11,356, US$17,833 and US$14,785 for the years ended September 30, 2016, 2017 and 2018, respectively.

Shipping and handling costs

Shipping and handling costs

Shipping and handling costs of books and reference materials are classified as a component of “selling expenses” in the consolidated statements of operations. Shipping and handling costs classified as selling expenses were US$763, US$1,134 and US$1,852 for the years ended September 30, 2016, 2017 and 2018, respectively.

Income taxes

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Share-based compensation

Share-based compensation

Share-based compensation with employees, officers and non-executive directors is measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense over the requisite service period, with a corresponding addition to paid-in capital. The Group recognizes compensation expense over the vesting term on a straight-line basis with the amount of compensation expense recognized at any date not less than the portion of the grant-date value of the option vested at that date.

Share-based compensation with non-employee is measured based on the fair value of options at the earlier of the performance commitment date or the date at which the non-employee’s performance is complete (hereafter referred to as the measurement date). The Group recognizes compensation expense using the graded vesting attribution method.

Net income per share

Net income per share

Basic net income per share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Nonvested restricted shares are also participating securities as they enjoy identical dividend rights as ordinary shares. Accordingly, the Group uses the two-class method whereby undistributed net income is allocated on a pro rata basis to each participating share to the extent that each class may share in income for the period. Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. The dilutive effect of outstanding share-based awards is reflected in the diluted net income per share by application of the treasury stock method.

Comprehensive income

Comprehensive income

Comprehensive income includes net income, unrealized gain or loss on available-for-sale securities and foreign currency translation adjustments, and is reported in the consolidated statements of comprehensive income.

Significant risks and uncertainties

Significant risks and uncertainties

Foreign currency risk

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents of the Group included aggregate amounts of US$52,388 and US$28,021, which were denominated in RMB, at September 30, 2017 and 2018, respectively, representing 86.6% and 90.9% of the cash and cash equivalents at September 30, 2017 and 2018, respectively.

Concentration of credit risk

Financial instrument that potentially expose the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, term deposits, restricted cash, short-term investments, accounts receivable and prepayment and other current assets. As of September 30, 2018, substantially all of the Group’s cash and cash equivalents, restricted cash and short-term investments were deposited in financial institutions located in the PRC and Hong Kong. Accounts receivable are typically unsecured and are derived from revenue earned from customers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances.

There are no revenues from customers which individually represent greater than 10% of the total net revenues for any year of the three years period ended September 30, 2018.

Primarily due to the long payment cycles of government agencies, the Group had one customer that accounted for 4.4% and 8.5% of the Group’s carrying amount of accounts receivable as of September 30, 2017 and 2018, respectively.

Newly adopted accounting pronouncements

Newly adopted accounting pronouncements

In July 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-11, Inventory (Topic 330), which modifies the accounting for inventory. Under this ASU, the measurement principle for inventory will change from lower of cost or market value to lower of cost and net realizable value. The ASU defines net realizable value as the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. For public business entities, the amendments in this ASU are effective for fiscal years beginning after December 15, 2016, with early adoption permitted. The Group adopted this ASU on October 1, 2017 and the adoption did not have a material impact on its consolidated financial statements as of September 30, 2018.

In November 2015, the FASB issued ASU 2015-17: Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes. The new pronouncement changes how deferred taxes are classified on organizations’ balance sheets, as it eliminates the current requirement for organizations to present deferred tax liabilities and assets as current and noncurrent in a classified balance sheet. Instead, organizations will be required to classify all deferred tax assets and liabilities as noncurrent. The amendments apply to all organizations that present a classified balance sheet. For public companies, the amendments are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. This ASU may be applied prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented. The Group elected to adopt this new guidance on a prospective basis and has reclassified all deferred tax assets and liabilities as non-current on its consolidated balance sheet as of September 30, 2018.

In March 2016, the FASB issued ASU No. 2016-07, simplifying the Transition to the Equity Method of Accounting. The amendments eliminate the requirement that when an investment qualified for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust the investment, results of operations, and retained earnings retroactively on a step-by-step basis as if the equity method had been in effect during all previous periods that the investment had been held. The amendments require that the equity method investor add the cost of acquiring the additional interest in the investee to the current basis of the investor’s previous held interest and adopt the equity method of accounting as of the date the investment becomes qualified for equity method accounting. Therefore, upon qualifying for the equity method of accounting, no retroactive adjustment of the investment is required. The amendments require that an entity that has an available-for-sale equity security that becomes qualified for the equity method of accounting recognize through earnings the unrealized holding gain or loss in accumulated other comprehensive income at the date the investment becomes qualified for use of the equity method. The amendments are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. The amendments should be applied prospectively upon their effective date to increase in the level of ownership interest or degree of influence that result in the adoption of the equity method. Earlier application is permitted. The Group adopted this ASU on October 1, 2017 and the adoption did not have a material impact on its consolidated financial statements as of September 30, 2018.

In March 2016, the FASB issued ASU 2016-09, Compensation - Stock Compensation (Topic 718). The new guidance simplifies certain aspects related to income taxes, statement of cash flows, and forfeitures when accounting for share-based payment transactions. Certain of the amendments related to timing of the recognition of tax benefits and tax withholding requirements should be applied using a modified retrospective transition method. Amendments related to the presentation of the statement of cash flows should be applied retrospectively. All other provisions may be applied on a prospective or modified retrospective basis. For a public entity, the amendments in this ASU are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. The Group adopted this ASU on October 1, 2017 and has elected to account for forfeitures as they occur rather than applying an estimated forfeiture rate to share-based compensation expenses on a prospective basis. The adoption did not have a material impact on the Group’s financial position or results of operations.

In November 2016, the FASB issued a new pronouncement, ASU 2016-18, which amends ASC 230 to add or clarify guidance on the classification and presentation of restricted cash in the statement of cash flows. This new guidance requires restricted cash and restricted cash equivalents be included with cash and cash equivalents when reconciling the total beginning and ending amounts on the statement of cash flows. The standard also requires companies who report cash and restricted cash separately on the balance sheet to reconcile those amounts to the statement of cash flows. For public business entities, the amendments are effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The Group elected to early adopt this ASU on October 1, 2017 and applied the changes retrospectively to all prior periods presented in its consolidated statements of cash flows. The Group historically excluded the restricted cash balance from cash and cash equivalents within the consolidated statements of cash flows, reflecting transfers between cash and cash equivalents and restricted cash within cash flows from financing activities. As a result of the adoption of this ASU, the Group combined restricted cash balances of US$15,547, US$34,855 and US$51,736 as of September 30, 2016, 2017 and 2018, respectively, with cash and cash equivalents when reconciling the beginning and ending balances within the consolidated statements of cash flows for the years ended September 30, 2017 and 2018.

Recently issued accounting pronouncements not yet adopted

Recently issued accounting pronouncements not yet adopted

In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers” ASU 2014-09 requires revenue recognition to depict the transfer of goods or services to customers in an amount that reflects the consideration that a company expects to be entitled to in exchange for the goods or services. To achieve this principle, a company must apply five steps including identifying the contract with a customer, identifying the performance obligations in the contract, determining the transaction price, allocating the transaction price to the performance obligations, and recognizing revenue when (or as) the company satisfies the performance obligations. Additional quantitative and qualitative disclosure to enhance the understanding about the nature, amount, timing, and uncertainty of revenue and cash flows is also required. ASU 2014-09 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2017. In April 2016, the FASB issued ASU 2016-10, “Identifying Performance Obligations and Licensing”, ASU 2016-10 clarifies the following two aspects of ASU 2014-09: identifying performance obligations and licensing implementation guidance. The effective date of ASU 2016-10 is the same as the effective date of ASU 2014-09.

The Group expects to adopt ASU 2014-09 utilizing the modified retrospective method in the first quarter of fiscal year 2019. The Group has substantially completed the assessment of the impacts of the new standard to its existing portfolio of customer contracts. The Group does not believe the adoption of ASU 2014-09 would have a material effect on its current revenue recognition policies, except that it will be required to assess variable consideration related to certain types of its online education services over the expected service period, as well as incremental commission costs of obtaining a contract which will be capitalized and amortized over the expected service period. Additional financial statement disclosure are mandated by the new standard including disclosure of contract assets and contract liabilities as well as disaggregation of revenue.

In January 2016, the FASB issued a new pronouncement ASU 2016-01 Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities. The ASU requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. The ASU also requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments.

ASU 2016-01 was further amended in February 2018 by ASU 2018-03, “Technical Corrections and Improvements to Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities”. This ASU was issued to clarify certain narrow aspects of guidance concerning the recognition of financial assets and liabilities established in the ASU. This includes an amendment to clarify that an entity measuring an equity security using the measurement alternative may change its measurement approach to a fair valuation method in accordance with Topic 820, Fair Value Measurement, through an irrevocable election that would apply to that security and all identical or similar investments of the same issued.

ASU 2016-01 and ASU 2018-03 are effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Adoption of the amendment must be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption, except for amendments related to equity instruments that do not have readily determinable fair values, which should be applied prospectively. The Group does not expect the adoption of this guidance will have a significant effect on the Group’s consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. For public business entities, the guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application of the guidance is permitted. In transition, entities are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach.

In July 2018, the FASB issued ASU 2018-11, which provides an optional transition method that allows entities to elect to apply ASU 2016-02, the new leases standard, prospectively at its effective date, versus recasting the prior periods presented. If elected, an entity would recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. In addition, the ASU stated that lessors may elect not to separate lease and nonlease components when certain conditions are met. The ASU affects the amendments in ASU 2016-02, which are not yet effective, but for which early adoption upon issuance is permitted. For entities that have not adopted Topic 842, the effective date and transition requirements will be the same as the effective date and transition requirements in Topic 842. The Group is in the process of evaluating the impact that this pronouncement on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Statements. This ASU requires a financial asset (or group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial asset(s) to present the net carrying value at the amount expected to be collected on the financial asset. This ASU affects entities holding financial assets and net investment in leases that are not accounted for at fair value through net income. The amendments affect loans, debt securities, trade receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual rights to receive cash. For public business entities, the amendments in this ASU are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. All entities may adopt the amendments in this ASU through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). The Group is in the process of evaluating the impact of the adoption of this pronouncement on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-01: Business Combinations (Topic 805): Clarifying the Determination of Business. This ASU requires that when substantially all of the fair value of the gross assets acquired (or dispose of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. This screen reduces the number of transactions that need to be further evaluated. If the screen is not met, the amendments in this ASU on update (1) required that to be considered a business, a set must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output and (2) remove the evaluation of whether a market participant could replace missing elements. Public business entities should apply the amendments in this ASU to annual periods beginning after December 15, 2017, including interim period within those periods. Early adoption of the amendments in this ASU is allowed. The amendments in this ASU should be applied prospectively on or after the effective date. No disclosure are required at transition. The Group is in the process of evaluating the impact of the adoption of this pronouncement on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04: Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. To simplify the subsequent measurement of goodwill, the Board eliminated Step 2 from the goodwill impairment test. Under the amendments in this ASU, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. An entity should apply the amendments in this ASU on a prospective basis. An entity is required to disclose the nature of and reason for the change in accounting principle upon transition. A public business entity should adopt the amendments in this ASU for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group does not expect the adoption of this guidance will have a significant effect on the Group’s consolidated financial statements.

In June 2018, the FASB issued ASU 2018-07: Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, which simplifies the accounting for share-based payments granted to nonemployees for goods and services. Under the amendments in this ASU, most of the current guidance on such payments to nonemployees would be aligned with the requirements for share-based payments granted to employees, including determination of measurement date and accounting for performance conditions and for share-based payments after vesting. The amendments in this ASU are effective for public business entities for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. Early adoption is permitted. The Group does not expect the adoption of this guidance will have a significant effect on the Group’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13 Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. The amendments in ASU 2018-13 eliminate the requirements to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, valuation processes for Level 3 fair value measurements, and policy for timing of transfers between levels. ASU 2018-13 also provides clarification in the measurement uncertainty disclosure by explaining that the disclosure is to communicate information about the uncertainty in measurement as of the reporting date. In addition, ASU 2018-13 added the following disclosure requirements: changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period; and range and weighted average of significant unobservable inputs used in Level 3 fair value measurements. Finally, ASU 2018-13 updated the language to further encourage entities to apply materiality when considering de minimus for disclosure requirements. The amendments in this ASU will be applied retrospectively for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years, with the exception of amendments to changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used for Level 3 fair value measurements, and the narrative description of measurement uncertainty which will be applied prospectively. Early adoption is permitted. The Group is in the process of evaluating the impact of the adoption of this pronouncement on its consolidated financial statements.